Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	384,831	$42,396,831

Total Investment Companies
(Cost: $45,620,784)		42,396,831

Short-Term Securities

Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(a)(c)(d)	20,416,346	20,428,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	180,000	180,000

Total Short-Term Securities — 46.3%
(Cost: $20,608,596)		20,608,596

Total Investments in Securities — 141.4%
(Cost: $66,229,380)		63,005,427
Liabilities in Excess of Other Assets — (41.4)%		(18,436,085)

Net Assets — 100.0%		$44,569,342

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,550,288	$—	(125,357	)(a)	$3,789	$(124)	$20,428,596	20,416,346	$35,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(450,000	)(a)	—	—	180,000	180,000	3,864		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,280,861	218,317	(5,851,156)		(1,243,213)	5,992,022	42,396,831	384,831	493,200		—
					$(1,239,424)	$5,991,898	$63,005,427		$532,781		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3.27%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/15/30	USD	100	$1,732	$1	$1,731
3.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/05/30	USD	170	4,284	2	4,282
4.26%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/14/30	USD	400	(16,098)	5	(16,103)
3.25%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/06/32	USD	200	5,152	3	5,149
3.23%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/06/37	USD	100	4,515	2	4,513
3.71%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/04/43	USD	100	(795)	2	(797)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3.17%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/48	USD	200	$13,803	$6	$13,797
2.98%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/15/48	USD	100	9,561	2	9,559
3.07%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/05/48	USD	100	8,107	2	8,105
3.15%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/23/52	USD	100	6,754	4	6,750
2.93%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/06/52	USD	200	21,310	7	21,303
2.99%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/05/53	USD	100	9,247	3	9,244
								$67,572	$39	$67,533

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/24	USD	230	$603	$1	$602
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/24	USD	560	1,593	(4)	1,597
1.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/25	USD	160	84	1	83
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	USD	60	167	—	167
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	USD	66	72	—	72
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/25	USD	400	76	276	(200)
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/25	USD	540	2,138	4	2,134
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	81,428	22	81,406
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	117,966	40	117,926
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/28	USD	1,532	(195)	20	(215)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	965	1,044	13	1,031
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/22/28	USD	360	(1,582)	5	(1,587)
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	USD	250	(2,398)	3	(2,401)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/28	USD	80	(532)	1	(533)
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/28	USD	125	(783)	1	(784)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	700	(2,216)	9	(2,225)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	590	21	569
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	2,227	15	2,212
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	48,806	18	48,788
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	40,804	27	40,777
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	1,000	(11,530)	13	(11,543)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	$56,331	$7,109	$49,222
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	65,434	10	65,424
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	229,122	46	229,076
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	141,719	34	141,685
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	180,191	47	180,144
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	39,046	14	39,032
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	229,296	2,870	226,426
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	1,000	50,689	23	50,666
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	1,010	2	1,008
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	77	1	76
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	410	2,025	9	2,016
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	(356)	201	(557)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	(632)	2	(634)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	374	2	372
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	356	6	350
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	(1,235)	11	(1,246)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	(292)	4	(296)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	103,396	88	103,308
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	25,711	16	25,695
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	42,856	20	42,836
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	78,372	38	78,334
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	25,719	4	25,715
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	39,402	51	39,351
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	5,659	8	5,651
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	(114)	1	(115)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/43	USD	345	1,415	13	1,402
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	4,366	4	4,362
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	49,702	44	49,658
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	88,191	(11,789)	99,980

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	$2,023	$1	$2,022
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	120,113	16,730	103,383
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	39,695	15	39,680
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	77,363	49	77,314
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	34,046	23	34,023
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	2,784	5	2,779
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	1,536	3	1,533
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	160	(2,620)	8	(2,628)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,653	4	1,649
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/54	USD	60	549	3	546
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	37	(344)	2	(346)
							$2,012,990	$16,218	$1,996,772

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$42,396,831	$—	$—	$42,396,831

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$20,608,596	$—	$—	$20,608,596
	$63,005,427	$—	$—	$63,005,427
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,022,082	$—	$2,022,082
Interest Rate Contracts	—	84,433	—	84,433
Liabilities
Inflation Linked Contracts	—	(25,310)	—	(25,310)
Interest Rate Contracts	—	(16,900)	—	(16,900)
	$—	$2,064,305	$—	2,064,305

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate